Inventories (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Component of Inventory [Abstract]
Inventories	$ 171,300	$ 277,338
New Vessels [Member]
Component of Inventory [Abstract]
Inventories	135,229	234,312
Work in Process, Parts and Accessories [Member]
Component of Inventory [Abstract]
Inventories	$ 9,115	9,297
OneWater LLC [Member]
Component of Inventory [Abstract]
Inventories		277,338	$ 184,361
OneWater LLC [Member] | New Vessels [Member]
Component of Inventory [Abstract]
Inventories		234,312	158,909
OneWater LLC [Member] | Used Vessels [Member]
Component of Inventory [Abstract]
Inventories		33,729	18,856
OneWater LLC [Member] | Work in Process, Parts and Accessories [Member]
Component of Inventory [Abstract]
Inventories		$ 9,297	$ 6,596